List of subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
List of subsidiaries
List of subsidiaries
20.	List of subsidiaries

Set out below is a list of subsidiaries of the Group.

	Ownership Interest	Ownership Interest
	June 30, 2021	December 31, 2020
	%	%
Name
Topland Management Ltd	—	100
Flow Research S.L.	100	100
NX Online LLC	100	—
NX Studio LLC	100	—
NHW Ltd	100	—

Topland Management Ltd

Topland Management Ltd was incorporated in the British Virgin Islands on December 7, 2010. The registered office of the company is at Vistra Corporate Services Centre, Wickhams Cay II, Road Town, Tortola, British Virgin Islands. The company has been liquidated on February 19, 2021.

Flow Research S.L.

Flow Research S.L. was incorporated in Barcelona, Spain, on November 10, 2017. The registered office of the company is at CL Fontanella 4, Orihuela Alicante, 03189 Spain. The company’s principal activities are creative design of online games.

NX Studio LLC

NX Studio LLC was incorporated in Moscow, Russian Federation on July 7, 2015. The registered office of the company is Zemlyanoy lane, 50A Building 2, 109028, Moscow. The company’s principal activities are game development. NX Studio LLC was renamed to Nexters Studio LLC in June of 2021.

NX Online LLC

NX Online LLC was incorporated in Moscow, Russian Federation on January 29, 2020. The registered office of the company is Zemlyanoy lane, 50A Building 2, 109028, Moscow. The company’s principal activities are technical support for the online gaming. NX Online LLC was renamed to Nexters Online LLC in June of 2021.

NHW Ltd

NHW Ltd is a company registered in accordance with the laws of the Republic of Cyprus. The registered office of the company is Faneromenis, 107, P.C. 6031, Larnaca, Cyprus. The company’s principal activities are publication and testing of program applications.

25. List of subsidiaries

Set out below is a list of subsidiaries of the Group.

	Ownership	Ownership
	Interest	Interest
	December 31,	December 31,
	2020	2019
Name	%	%
Topland Management Ltd	100	100
Flow Research S.L.	100	100

Topland Management Ltd

Topland Management Ltd was incorporated in British Virgin Islands on December 7, 2010. The registered office of the company is at Vistra Corporate Services Centre, Wickhams Cay II, Road Town, Tortola, British Virgin Islands. The company has been liquidated on February 19, 2021.

Flow Research S.L.

Flow Research S.L. was incorporated in Barcelona, Spain, on November 10, 2017. The registered office of the company is at CL Fontanella 4, Orihuela Alicante, 03189 Spain. The company’s principal activities are a creative design of online games.